Appendix 4 Additional Information on Financial Debt - Summary of Bank Borrowings by Currency and Securities (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Jan. 01, 2016
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 336,937	$ 236,220		$ 264,900
Non-current, Maturity	1,164,786	728,625		327,568
One to two years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	557,942	247,539		105,988
Two to three years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	375,985	267,419		114,662
Three to four years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	156,634	121,763		55,705
Four to five years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	46,565	50,971		12,803
Over five years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	27,660	40,933		38,410
Undiscounted Cash Flow
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	403,838	299,438		300,616
Non-current, Maturity	1,268,718	840,903		389,423
Undiscounted Cash Flow | One to three months [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	136,511	65,499		132,981
Undiscounted Cash Flow | Three to twelve months [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	267,327	233,939		167,635
Undiscounted Cash Flow | One to two years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	643,656	306,251		133,322
Undiscounted Cash Flow | Two to three years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	382,691	324,255		131,437
Undiscounted Cash Flow | Three to four years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	169,329	108,221		64,959
Undiscounted Cash Flow | Four to five years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	50,888	57,002		16,274
Undiscounted Cash Flow | Over five years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	$ 22,154	$ 45,174		43,431
Undiscounted Cash Flow | Peru [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Nominal Interest Rate	3.23%	2.18%	2.79%
Current, Maturity	$ 10,147	$ 28,177		42,171
Non-current, Maturity	422	27,603		33,548
Undiscounted Cash Flow | Peru [Member] | U.S. Dollar [Member] | One to three months [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	8,858	1,621		37,607
Undiscounted Cash Flow | Peru [Member] | U.S. Dollar [Member] | Three to twelve months [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	1,289	26,556		4,564
Undiscounted Cash Flow | Peru [Member] | U.S. Dollar [Member] | One to two years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	$ 422	27,181		5,955
Undiscounted Cash Flow | Peru [Member] | U.S. Dollar [Member] | Two to three years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		$ 422		27,171
Undiscounted Cash Flow | Peru [Member] | U.S. Dollar [Member] | Three to four years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity				422
Undiscounted Cash Flow | Peru [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Nominal Interest Rate	5.32%	5.62%	5.53%
Current, Maturity	$ 50,193	$ 5,629		19,526
Non-current, Maturity		48,422		37,448
Undiscounted Cash Flow | Peru [Member] | Peruvian sol [Member] | One to three months [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	22,534	3,650		18,115
Undiscounted Cash Flow | Peru [Member] | Peruvian sol [Member] | Three to twelve months [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 27,659	1,979		1,411
Undiscounted Cash Flow | Peru [Member] | Peruvian sol [Member] | One to two years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		$ 48,422		4,626
Undiscounted Cash Flow | Peru [Member] | Peruvian sol [Member] | Two to three years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity				32,822
Undiscounted Cash Flow | Colombia [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Nominal Interest Rate	1.88%
Current, Maturity	$ 34,943
Undiscounted Cash Flow | Colombia [Member] | U.S. Dollar [Member] | One to three months [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 34,943
Undiscounted Cash Flow | Colombia [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Nominal Interest Rate	7.10%	9.14%	8.21%
Current, Maturity	$ 47,979	$ 96,361		168,921
Non-current, Maturity	228,556	272,089		156,668
Undiscounted Cash Flow | Colombia [Member] | Colombian peso [Member] | One to three months [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	8,810	10,514		50,456
Undiscounted Cash Flow | Colombia [Member] | Colombian peso [Member] | Three to twelve months [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	39,169	85,847		118,465
Undiscounted Cash Flow | Colombia [Member] | Colombian peso [Member] | One to two years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	127,925	44,743		61,721
Undiscounted Cash Flow | Colombia [Member] | Colombian peso [Member] | Two to three years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	51,070	127,380		18,070
Undiscounted Cash Flow | Colombia [Member] | Colombian peso [Member] | Three to four years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	19,078	50,755		17,172
Undiscounted Cash Flow | Colombia [Member] | Colombian peso [Member] | Four to five years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	15,887	18,934		16,274
Undiscounted Cash Flow | Colombia [Member] | Colombian peso [Member] | Over five years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	$ 14,596	$ 30,277		43,431
Undiscounted Cash Flow | Brazil [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Nominal Interest Rate	3.83%	3.11%
Current, Maturity	$ 61,949	$ 3,637
Non-current, Maturity	675,554	121,936
Undiscounted Cash Flow | Brazil [Member] | U.S. Dollar [Member] | One to three months [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	6,013	909
Undiscounted Cash Flow | Brazil [Member] | U.S. Dollar [Member] | Three to twelve months [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	55,936	2,728
Undiscounted Cash Flow | Brazil [Member] | U.S. Dollar [Member] | One to two years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	357,542	41,980
Undiscounted Cash Flow | Brazil [Member] | U.S. Dollar [Member] | Two to three years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	237,284	76,648
Undiscounted Cash Flow | Brazil [Member] | U.S. Dollar [Member] | Three to four years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	77,649	123
Undiscounted Cash Flow | Brazil [Member] | U.S. Dollar [Member] | Four to five years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	130	123
Undiscounted Cash Flow | Brazil [Member] | U.S. Dollar [Member] | Over five years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	$ 2,949	$ 3,062
Undiscounted Cash Flow | Brazil [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Nominal Interest Rate	10.84%	12.05%	11.56%
Current, Maturity	$ 198,627	$ 164,250		52,556
Non-current, Maturity	364,186	370,853		160,122
Undiscounted Cash Flow | Brazil [Member] | Brazilian Reals [Member] | One to three months [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	55,353	48,138		18,084
Undiscounted Cash Flow | Brazil [Member] | Brazilian Reals [Member] | Three to twelve months [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	143,274	116,112		34,472
Undiscounted Cash Flow | Brazil [Member] | Brazilian Reals [Member] | One to two years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	157,767	143,925		59,383
Undiscounted Cash Flow | Brazil [Member] | Brazilian Reals [Member] | Two to three years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	94,337	119,805		53,374
Undiscounted Cash Flow | Brazil [Member] | Brazilian Reals [Member] | Three to four years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	72,602	57,343		47,365
Undiscounted Cash Flow | Brazil [Member] | Brazilian Reals [Member] | Four to five years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	34,871	37,945
Undiscounted Cash Flow | Brazil [Member] | Brazilian Reals [Member] | Over five years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	$ 4,609	$ 11,835
Undiscounted Cash Flow | Argentina [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Nominal Interest Rate			13.83%
Current, Maturity				5,493
Undiscounted Cash Flow | Argentina [Member] | U.S. Dollar [Member] | One to three months [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity				5,493
Undiscounted Cash Flow | Argentina [Member] | Argentine peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Nominal Interest Rate		36.81%	32.50%
Current, Maturity		$ 1,384		11,949
Non-current, Maturity				1,637
Undiscounted Cash Flow | Argentina [Member] | Argentine peso [Member] | One to three months [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		667		3,226
Undiscounted Cash Flow | Argentina [Member] | Argentine peso [Member] | Three to twelve months [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		$ 717		8,723
Undiscounted Cash Flow | Argentina [Member] | Argentine peso [Member] | One to two years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity				$ 1,637
Undiscounted Cash Flow | Chile [Member] | Chilean Peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Nominal Interest Rate			5.19%